Derivative financial instruments - Summary of tenor of nominal amount of hedges (Details) - Fair value hedges - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	$ 149	$ 132
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	16,304	15,887
Within one year | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	149	0
Within one year | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	2,045	1,614
1 to 2 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	132
1 to 2 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,525	1,819
2 to 3 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
2 to 3 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,843	1,346
3 to 4 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
3 to 4 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,166	1,627
4 to 5 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
4 to 5 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,095	1,047
5 to 10 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
5 to 10 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	7,099	6,521
Over 10 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Over 10 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	$ 1,531	$ 1,913